Income Taxes (Benefit From Income Taxes Consisted) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ 223	$ 0
State	156	160
Foreign	443	130
Deferred:
Federal	2,008	(2,678)
State	(1,513)	(595)
Foreign	(79)	(55)
Provision for (benefit from) income taxes	$ 1,238	$ (3,038)